Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Parties [Abstract]
Related Parties
15.	Related Parties

The Company has certain promissory notes outstanding with executives and directors as of September 30, 2025. See Note 10.

On January 15, 2020, the Company entered into an agreement for various consulting services, as defined in the agreement, with a member of the Company’s Board of Directors. On January 1, 2023, the Company entered into a new consulting agreement with the same director, which superseded the agreement dated in January 2020. The agreement was terminated during the year ended December 31, 2024. During the three and nine months ended September 30, 2025, the Company incurred $0 under this agreement. During the three and nine months ended September 30, 2024, the Company incurred $0 and $146, respectively, under this agreement. As of both September 30, 2025 and December 31, 2024, the unpaid amount was $189.

On April 18, 2024, the Company entered into a promissory note agreement with an executive to receive, as amended, for up to $2,158 in funding. During the year ended December 31, 2024, the Company received $1,997 from the executive under this agreement. See Note 10.

On April 18, 2024, the Company entered into an agreement with an executive to defer payment of compensation from April 18, 2024 until the earlier of (i) the closing of the Merger and (ii) November 20, 2024. The executive’s deferred wages were repaid in the amount of $221 in November 2024.

On November 21, 2024, the Company entered into a severance agreement with an executive (the “Severance Agreement”). Pursuant to the terms of the Severance Agreement, the Company made a severance payment of $221 upon execution of the agreement. The Severance Agreement supersedes and extinguishes all other agreements between the executive and the Company.

On December 24, 2024, the Company made a payment of $574 to the Sponsor in accordance with the terms of the Merger Agreement.

On July 25, 2025, in connection with a consulting agreement executed between the Company and the Chief Executive Officer (“CEO”)(the “CEO Consulting Agreement”), the Company issued 16,667 RSUs, which vest in three equal installments on March 3, 2026, March 3, 2027, and March 3, 2028. The term of the CEO Consulting Agreement commenced on March 3, 2025, the date the Company’s board of directors appointed the CEO, and shall remain in full force and effect until terminated by mutual written agreement between the Company and the CEO, or by sixty days’ prior written notice by either party. The Company will compensate the CEO with an annual base fee of $300,000, payable in bi-weekly installments. Under the terms of the CEO Consulting Agreement, the Company is obligated to make the payment equal to three times the fair market value of the CEO’s equity interests in the Company, if within 12 months of a change of control event (as defined in the CEO Consulting Agreement), the CEO is involuntarily terminated without cause or resigns for good reason.

17.	Related Parties

On January 15, 2020, the Company entered into an agreement for various consulting services, as defined in the agreement, with a member of the Company’s Board of Directors. On January 1, 2023, the Company entered into a new consulting agreement with the same director, which superseded the agreement dated in January 2020. The agreement was terminated during the years ended December 31, 2024. During the years ended December 31, 2024 and 2023, the Company incurred $83 and $250 under this agreement, respectively. As of both December 31, 2024 and 2023, the unpaid amount was $21.

On December 1, 2021, the Company entered into a consulting agreement with a member of the Company’s Board of Directors. Under the agreement, the Company is obligated to pay fees for various consulting services, as defined in the agreement. This agreement was terminated in May 2022. The Company did not incur any expense under this agreement during the years ended December 31, 2024 and 2023. As of both December 31, 2024 and 2023, the unpaid balance was $8.

In September 2022, the Company entered into a collaboration and license agreement with Celltrion, a significant investor in the Company’s Series F, as discussed in Note 7. The Company entered into the ABP-100 Agreement and ABP-201 Agreement with ABI, a significant investor in the Company’s Series E and F, described in Note 7.

On March 13, 2023, the Company’s CEO, upon the approval of the Company’s Board of Directors, transferred $5,000 from the Company’s bank account at First Republic Bank to his personal bank account as an emergency response to the collapse of First Republic Bank. This amount was recorded as a receivable from related party as of March 31, 2023. The full amount of $5,000 plus accrued interest of $18 was returned to the Company on May 3, 2023, and the remaining balance of accrued interest was $3 as of December 31, 2024.

On October 18, 2023, the Company issued a promissory note to ABI in the principal amount of up to $6,000 for expenses incurred in connection with the Merger and for its operating expenses, as discussed in Note 12.

On December 29, 2023, the Company issued promissory notes to one of its executives and one of its directors in the principal amount of $176 and $124, respectively, as discussed in Note 12.

On April 18, 2024, the Company entered into a separate promissory note agreement with the same executive to receive, as amended, for up to $2,158 in funding. During the year ended December 31, 2024, the Company received $1,997 from the executive under this agreement. See Note 12.

On April 18, 2024, the Company entered into an agreement with an executive to defer payment of compensation from April 18, 2024 until the earlier of (i) the closing of the Merger and (ii) November 20, 2024. The executive’s deferred wages were repaid in the amount of $221 November 2024.

On November 21, 2024, the Company entered into a severance agreement with an executive (the “Severance Agreement”). Pursuant to the terms of the Severance Agreement, the Company made a severance payment of $221 upon execution of the agreement. The Severance Agreement supersedes and extinguishes all other agreements between the executive and the Company.

On December 24, 2024, the Company made a payment of $574 to the Sponsor in accordance with the terms of the Merger Agreement.